Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Accounting Policies [Abstract]
Net income	$ 3,932,144
Less: Income attributable to ordinary shares subject to possible redemption	(4,069,302)
Adjusted net loss	$ (137,158)
Weighted average shares outstanding, basic and diluted | shares	8,410,915
Basic and diluted net loss per ordinary share | $ / shares	$ (0.02) [1]

[1]	Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $4,069,302 for the year ended December 31, 2019 (see Note 2).